Document And Entity Information	Feb. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 02, 2026
Entity Registrant Name	Fidelity® Wise Origin® Bitcoin Fund
Entity Central Index Key	0001852317
Entity Emerging Growth Company	false
Entity File Number	001-41904
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-6606379
Entity Address, Address Line One	245 Summer Street V13E
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	800
Local Phone Number	343-3548
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of Beneficial Interest ofFidelity Wise Origin Bitcoin Fund
Trading Symbol	FBTC
Security Exchange Name	CboeBZX